INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 18,201	$ 30,763
Short-term and restricted bank deposits	8,101	9,101
Short-term marketable securities and accrued interest	535	15,706
Trade receivables (net of allowance for doubtful accounts of $ 2,363 (unaudited) and $ 2,347 at June 30, 2014 and December 31, 2013, respectively)	30,794	26,431
Other receivables and prepaid expenses	6,220	3,922
Deferred tax assets, net	2,283	2,277
Inventories	14,045	13,811
Total current assets	80,179	102,011
LONG-TERM ASSETS:
Long-term and restricted bank deposits and accrued interest	5,382	6,697
Long-term marketable securities	59,582	0
Deferred tax assets, net	3,888	4,855
Severance pay funds	19,579	19,549
Total long-term assets	88,431	31,101
PROPERTY AND EQUIPMENT, NET	2,959	3,191
INTANGIBLE ASSETS, NET	3,574	4,252
GOODWILL	33,749	33,749
Total assets	208,892	174,304
CURRENT LIABILITIES:
Short-term loan and current maturities of long-term bank loans	4,686	4,686
Trade payables	7,761	7,215
Senior convertible notes	53	353
Other payables and accrued expenses	18,887	17,958
Deferred revenues	9,872	6,940
Total current liabilities	41,259	37,152
LONG-TERM LIABILITIES:
Accrued severance pay	19,689	19,845
Long-term banks loans	7,448	9,791
Deferred revenues and other liabilities	2,839	2,707
Total long-term liabilities	29,976	32,343
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares at June 30, 2014 and December 31, 2013; Issued: 54,647,213 shares at June 30, 2014 and 50,090,696 shares at December 31, 2013; Outstanding: 43,290,506 shares at June 30, 2014 and 38,733,989 shares at December 31, 2013	128	114
Additional paid-in capital	234,406	201,248
Treasury stock at cost- 11,356,707 shares as of June 30, 2014 and December 31, 2013	(35,768)	(35,768)
Accumulated deficit	(61,109)	(60,785)
Total equity	137,657	104,809
Total liabilities and equity	$ 208,892	$ 174,304